Equity Plans (Tables)	12 Months Ended
Aug. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule option activity
Option activity for 2013 is summarized as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at August 30, 2012	95.7	$8.42
Granted	17.8	6.62
Exercised	(22.8)	6.60
Cancelled or expired	(19.9)	12.47
Outstanding at August 29, 2013	70.8	7.41	3.3	$439

Exercisable at August 29, 2013	31.2	$8.21	1.8	$170
Expected to vest after August 29, 2013	37.6	6.78	4.4	255

Assumptions used in Black-Scholes option valuation model
 Assumptions used in the Black-Scholes model are presented below:

For the year ended	2013	2012	2011
Average expected life in years	5.1	5.1	5.1
Weighted-average expected volatility	59%	66%	56%
Weighted-average risk-free interest rate	0.7%	0.9%	1.8%

Schedule of restricted stock awards activity
Restricted Stock Awards activity for 2013 is summarized as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding at August 30, 2012	9.4	$6.87
Granted	6.6	6.23
Restrictions lapsed	(2.5)	7.06
Cancelled	(0.5)	7.29
Outstanding at August 29, 2013	13.0	6.49

Expected to vest after August 29, 2013	11.9	$6.41

Restricted Stock Awards granted for 2013, 2012 and 2011 were as follows:

For the year ended	2013	2012	2011
Service-based awards	5.4	3.9	4.4
Performance-based awards	1.2	1.9	1.2
Weighted-average grant-date fair values per share	$6.23	$5.43	$8.72

Stock-based compensation expense
Stock-based Compensation Expense

For the year ended	2013	2012	2011
Stock-based compensation expense by caption:
Cost of goods sold	$27	$23	$20
Selling, general and administrative	45	47	38
Research and development	18	17	17
Other operating (income) expense	1	—	1
	$91	$87	$76

Stock-based compensation expense by type of award:
Stock options	$57	$57	$44
Restricted stock awards	34	30	32
	$91	$87	$76